Share capital (Details Narrative) - Forekast limited [member] - $ / shares	Dec. 31, 2024	Sep. 05, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Shares authorised	50,000		50,000
Par value	$ 1	$ 0.0001	$ 1
Shares issued	10,000		10,000